FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       February 7, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       86

Form 13F Information Table Value Total:       $169,395



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      578    23610 SH       SOLE                             23610
Abbott Laboratories            COM              002824100      376     9545 SH       SOLE                              9545
Accenture Ltd                  COM              g1150g111     2718    94150 SH       SOLE                             94150
Adobe Systems Inc              COM              00724F101      237     6400 SH       SOLE                              6400
Alltel Corp                    COM              020039103     2032    32200 SH       SOLE                             32200
Altria Group Inc               COM              02209S103      491     6565 SH       SOLE                              6565
American Express Co            COM              025816109     2372    46100 SH       SOLE                             46100
American International Group   COM              026874107     1252    18346 SH       SOLE                             18346
Amgen Inc                      COM              031162100     3329    42220 SH       SOLE                             42220
Amphenol Corp-CL A             COM              032094203     3067    69300 SH       SOLE                             69300
Avery-Dennison Corp            COM              053611109      321     5800 SH       SOLE                              5800
Bank of America Corp           COM              060505104     4878   105708 SH       SOLE                            105708
Bank of New York Co Inc        COM              064057102     2086    65500 SH       SOLE                             65500
Bed Bath & Beyond Inc          COM              075896100     1844    51000 SH       SOLE                             51000
BellSouth Corp                 COM              079860102      978    36085 SH       SOLE                             36085
Best Buy Co Inc                COM              086516101      389     8952 SH       SOLE                              8952
Caremark Rx Inc                COM              141705103     3746    72322 SH       SOLE                             72322
Chevron Corp                   COM              166764100     4000    70454 SH       SOLE                             70454
Cisco Systems Inc              COM              17275R102     2259   131945 SH       SOLE                            131945
Citigroup Inc                  COM              172967101     1010    20814 SH       SOLE                             20814
Coach Inc                      COM              189754104     4311   129318 SH       SOLE                            129318
Coca Cola Co                   COM              191216100      744    18468 SH       SOLE                             18468
Costco Wholesale Corp          COM              22160K105      312     6310 SH       SOLE                              6310
Cullen/Frost Bankers           COM              229899109     2357    43900 SH       SOLE                             43900
Danaher Corp                   COM              235851102     2673    47915 SH       SOLE                             47915
Dell Inc                       COM              24702R101     5910   197329 SH       SOLE                            197329
Dow Chemical Co                COM              260543103      386     8800 SH       SOLE                              8800
EMC Corp - Mass                COM              268648102      194    14250 SH       SOLE                             14250
East West Bancorp Inc          COM              27579R104      219     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     2688    62196 SH       SOLE                             62196
Exxon Mobil Corp               COM              30231G102     3424    60960 SH       SOLE                             60960
Fannie Mae                     COM              313586109      483     9900 SH       SOLE                              9900
General Electric Co            COM              369604103     6038   172258 SH       SOLE                            172258
Goldman Sachs Group Inc        COM              38141g104     2529    19800 SH       SOLE                             19800
Health Management Assoc Inc    COM              421933102      517    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     3681    90938 SH       SOLE                             90938
Illinois Tool Works Inc        COM              452308109     1135    12900 SH       SOLE                             12900
Intel Corp                     COM              458140100     2389    95706 SH       SOLE                             95706
International Business Machine COM              459200101      307     3729 SH       SOLE                              3729
Intuit Inc                     COM              461202103     2108    39550 SH       SOLE                             39550
Johnson & Johnson              COM              478160104     4414    73439 SH       SOLE                             73439
Kellogg Co                     COM              487836108     2098    48550 SH       SOLE                             48550
Lehman Brothers Holding Inc    COM              524908100     4047    31574 SH       SOLE                             31574
Lennar Corp                    COM              526057104     1785    29255 SH       SOLE                             29255
Lilly, Eli Co                  COM              532457108     2490    44000 SH       SOLE                             44000
Lowe's Companies               COM              548661107      717    10750 SH       SOLE                             10750
MBNA Corp                      COM              55262L100     1059    39000 SH       SOLE                             39000
McGraw-Hill Companies Inc      COM              580645109     2737    53020 SH       SOLE                             53020
Medtronic Inc                  COM              585055106     1439    25000 SH       SOLE                             25000
Merrill Lynch & Co             COM              590188108     2328    34375 SH       SOLE                             34375
Microsoft Corp                 COM              594918104     4592   175621 SH       SOLE                            175621
National Western Life Insuranc COM              638522102      207     1000 SH       SOLE                              1000
Nike Inc Cl B                  COM              654106103     2652    30560 SH       SOLE                             30560
Northern Trust Corp.           COM              665859104      680    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     2032    23875 SH       SOLE                             23875
Paychex Inc                    COM              704326107     2180    57200 SH       SOLE                             57200
Pfizer Inc                     COM              717081103      529    22675 SH       SOLE                             22675
Praxair Inc                    COM              74005P104     2134    40300 SH       SOLE                             40300
Procter & Gamble Co            COM              742718109     3786    65416 SH       SOLE                             65416
Sandisk Corp                   COM              80004C101     3502    55750 SH       SOLE                             55750
Schering Plough Corp           COM              806605101      229    10975 SH       SOLE                             10975
Smith International Inc        COM              832110100      465    12528 SH       SOLE                             12528
Southern Co                    COM              842587107      367    10638 SH       SOLE                             10638
Sprint Nextel                  COM              852061100     2030    86900 SH       SOLE                             86900
St Jude Medical Inc            COM              790849103     3932    78330 SH       SOLE                             78330
Stryker Corp                   COM              863667101     2894    65125 SH       SOLE                             65125
SunTrust Banks Inc             COM              867914103      651     8948 SH       SOLE                              8948
Symantec Corp                  COM              871503108      374    21400 SH       SOLE                             21400
Synovus Financial Corp         COM              87161C105     2184    80850 SH       SOLE                             80850
United Parcel Service -CL B    COM              911312106     2461    32750 SH       SOLE                             32750
United Technologies Corp       COM              913017109     4752    84989 SH       SOLE                             84989
UnitedHealth Group Inc         COM              91324p102     3540    56975 SH       SOLE                             56975
Wachovia Corp                  COM              929903102      907    17160 SH       SOLE                             17160
Wal-Mart Stores Inc            COM              931142103     3108    66410 SH       SOLE                             66410
Walgreen Co                    COM              931422109      994    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      975    12225 SH       SOLE                             12225
Wells Fargo Company            COM              949746101     3296    52465 SH       SOLE                             52465
Wm Wrigley Jr Co               COM              982526105     1925    28950 SH       SOLE                             28950
Wyeth                          COM              983024100     3178    68975 SH       SOLE                             68975
XTO Energy Inc                 COM              98385X106     3864    87945 SH       SOLE                             87945
American EuroPacific Growth Fu                  298706102      251 6108.349000SH     SOLE                        6108.349000
American High Income Tr SBI                     026547109      162 13401.923000SH    SOLE                        13401.923000
American Wash Mutual Invst-A                    939330106      296 9588.513000SH     SOLE                        9588.513000
Columbia Marsico Growth Fd Cl                   638914473      302 16068.580000SH    SOLE                        16068.580000
Munder Midcap Core Growth Fd C                  626124283      250 11081.540000SH    SOLE                        11081.540000
New Perspective Fund Cl A                                      231 8051.615000SH     SOLE                        8051.615000